ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 - FINANCIAL INFORMATION OF PARENT COMPANY CONDENSED BALANCE SHEETS (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 499,289	$ 575,215
Total current assets	563,694	607,821
Other long-term assets	69,624	117,555
Total assets	3,318,967	3,043,897
Current liabilities:
Accrued expenses and other current liabilities	201,405	118,946
Total current liabilities	254,730	162,151
Total liabilities	2,374,784	1,776,174
Shareholders' equity:
Additional paid-in capital	2,134,227	2,134,227
Accumulated other comprehensive (loss) income	(6,136)	11,876
Accumulated losses	(1,338,715)	(1,086,160)
Total shareholders' equity	789,420	1,059,987
Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	37	37
Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	7	7
Parent Company [Member]
Current assets:
Cash and cash equivalents	38	11
Total current assets	38	11
Investments in subsidiaries	790,471	1,061,037
Other long-term assets	452	0
Total assets	790,961	1,061,048
Current liabilities:
Accrued expenses and other current liabilities	1,186	445
Amounts due to subsidiaries	355	616
Total current liabilities	1,541	1,061
Total liabilities	1,541	1,061
Shareholders' equity:
Additional paid-in capital	2,134,227	2,134,227
Accumulated other comprehensive (loss) income	(6,136)	11,876
Accumulated losses	(1,338,715)	(1,086,160)
Total shareholders' equity	789,420	1,059,987
Total liabilities and shareholders' equity	790,961	1,061,048
Parent Company [Member] | Class A Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	37	37
Parent Company [Member] | Class B Ordinary Shares [Member]
Shareholders' equity:
Ordinary shares	$ 7	$ 7